SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)		$ 254,189	$ 936,748	$ (85,994)
Adjustments to reconcile net income to net cash used in operating activities:
Other, net		55,004	150,340	(141,808)
Net cash provided by operating activities		1,124,893	998,869	447,493
Cash flows from investing activities
Purchases of fixed maturities		(8,962,066)	(14,918,698)	(15,638,777)
Purchases of short-term investments		(5,006,397)	(3,142,818)	(733,431)
Other, net		23,431	(94,263)	(5,357)
Net cash used in investing activities		(632,748)	(117,994)	(1,260,911)
Redemption of preferred shares		(66,985)	0	0
Net cash used in financing activities		328,362	(267,868)	(94,251)
Supplemental cash flow information:
Non-cash dividends received from subsidiaries		979,000
Non-cash capital contributions to subsidiaries		22,000
Non-cash exchange of intercompany balances		204,000
Notes Issued		458,000
Parent Company
Cash flows from operating activities
Net income (loss)		254,189	936,748	(85,994)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net (income) loss of subsidiaries		(404,973)	(959,194)	101,886
Other, net		87,789	(17,167)	(29,283)
Net cash provided by operating activities		(62,995)	(39,613)	(13,391)
Cash flows from investing activities
Advances to/from subsidiaries, net (1) (2) (3)	[1],[2],[3]	73,738	(282,233)	(261,666)
Net issue of intercompany loans receivable and payable (1) (4)	[3],[4]	458,489	276,332	299,279
Sales and redemptions of fixed maturities		32,230	72,724	65,025
Sales and redemptions of short-term investments		43,899	2,189	0
Purchases of fixed maturities		(496,139)	(18,621)	(124,932)
Purchases of short-term investments		(39,913)	(6,173)	0
Other, net		(3,987)	(29)	(680)
Net cash used in investing activities		68,317	44,189	(22,974)
Net cash used in financing activities		0	0	0
Effect of foreign exchange rate changes on cash		186	(1,145)	10,765
Increase (decrease) in cash and cash equivalents		5,508	3,431	(25,600)
Cash and cash equivalents—beginning of year		4,512	1,081	26,681
Cash and cash equivalents—end of year		10,020	4,512	1,081
Subsidiaries
Cash flows from investing activities
Redemption of preferred shares		(67,000)
Supplemental cash flow information:
Non-cash capital contributions to subsidiaries		25,000
Payment of dividends by subsidiary on behalf of parent		$ 96,000	$ 246,000	$ 94,000

[1]	During 2020, 2019 and 2018, dividends paid to common and preferred shareholders of $96 million, $246 million and $94 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. During 2020, the redemption of Series F preferred shares of $67 million was also paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. There transactions have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.
[2]	During 2020, the parent recorded a non-cash capital contribution to a subsidiary of $25 million, with a corresponding change to the intercompany balances payable. During 2019, the Parent recorded non-cash dividends received from subsidiaries and non-cash capital contributions to subsidiaries of $979 million and $22 million, respectively, with corresponding changes to the intercompany balances receivable/payable. These non-cash transactions have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.
[3]	During 2020, the parent recorded a non-cash exchange related to a reduction of intercompany loans and balances receivable of $204 million and a corresponding reduction of intercompany loans and balances payable of $204 million. This non-cash transaction has therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.
[4]	During 2020, the Company recorded a $458 million loan payable maturing in 2030 with a direct Bermuda subsidiary in exchange for shares of an indirectly owned subsidiary, which were subsequently transferred to another subsidiary in exchange for cash. The cash proceeds were primarily invested in fixed maturities.